GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.5%
Bioenergy* – 3.0%
66,208	Darling Ingredients, Inc.	$ 4,188,980
113,665	Green Plains, Inc.	3,940,766

		8,129,746

Clean power – 88.7%
2,964	Acciona SA	558,433
1,366,292	Algonquin Power & Utilities Corp.	10,433,685
25,094	American Electric Power Co., Inc.	2,207,519
240,827	Atlantica Sustainable Infrastructure PLC	6,646,825
49,239	Avangrid, Inc.	1,921,798
425,302	Boralex, Inc. Class A	11,329,958
459,279	Brookfield Renewable Partners LP Class A*	12,006,216
280,643	Clearway Energy, Inc. Class A	8,337,903
95,267	CMS Energy Corp.	5,617,895
61,201	Dominion Energy, Inc.	3,404,000
727,126	Drax Group PLC	5,560,559
1,635,953	EDP - Energias de Portugal SA	8,238,202
182,284	EDP Renovaveis SA	3,730,392
677,664	Enel SpA	3,801,397
267,890	Engie SA	3,909,418
80,219	Enviva, Inc.	3,494,340
176,038	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,529,354
795,588	Iberdrola SA	9,120,157
48,591	IDACORP, Inc.	5,024,309
800,285	Innergex Renewable Energy, Inc.	8,527,771
257,117	National Grid PLC	3,226,743
206,639	NextEra Energy Partners LP	13,691,900
262,545	NextEra Energy, Inc.	18,648,571
835,707	Northland Power, Inc.	20,303,178
92,203	Orsted A/S(a)	8,025,631
201,664	RWE AG	8,560,075
96,602	Solaria Energia y Medio Ambiente SA*	1,771,583
414,920	SSE PLC	8,683,842
196,409	Sunnova Energy International, Inc.*	3,492,152
590,145	The AES Corp.	14,564,779
1,088,841	TransAlta Corp.	8,825,637
217,205	TransAlta Renewables, Inc.	1,822,644
23,191	Verbund AG	2,005,613
79,160	Xcel Energy, Inc.	5,111,361

		238,133,840

Geothermal – 3.0%
94,475	Ormat Technologies, Inc.	7,985,027

Hydropower – 1.1%
68,039	Brookfield Renewable Corp. Class A	1,894,886
171,284	Centrais Eletricas Brasileiras SA ADR(b)	1,125,336

		3,020,222

Solar Tech* – 2.1%
9,895	Enphase Energy, Inc.	2,083,195

Shares	Description	Value

Common Stocks† – (continued)
Solar Tech* – (continued)
5,971	SolarEdge Technologies, Inc.	$ 1,898,300
70,805	Sunrun, Inc.	1,702,152

		5,683,647

Wind Tech – 0.6%
53,877	Vestas Wind Systems A/S	1,537,377

TOTAL COMMON STOCKS (Cost $302,550,864)		$264,489,859

Units	Expiration Date	Strike Price	Value

Warrants* – 0.0%
Special Purpose Acquisition Company† –0.0%
Fast Radius, Inc. Private
94,001	02/11/28	$11.500	$ 28
(Cost $141,002)

Shares	Description	Value

Exchange Traded Funds – 0.5%
47,916	KraneShares MSCI China Clean Technology Index ETF	$ 1,339,252

TOTAL EXCHANGE TRADED FUNDS (Cost $1,433,364)		$ 1,339,252

Shares	Dividend Rate	Value

Investment Company(c) –0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,362,368	4.475%	$ 1,362,368
(Cost $1,362,368)

Shares	Description	Value

Securities Lending Reinvestment Vehicle(c) –0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
510,441	4.475%	$ 510,442
(Cost $510,441)

TOTAL INVESTMENTS – 99.7% (Cost $305,998,039)		$267,701,949

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES – 0.3%		714,501

NET ASSETS – 100.0%		$268,416,450

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated fund.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments

February 28, 2023 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.9%
Gathering + Processing – 32.7%
337,438	Antero Midstream Corp.	$ 3,556,596
202,083	Crestwood Equity Partners LP*	4,997,513
1,050,926	EnLink Midstream LLC	11,833,427
149,206	Hess Midstream LP Class A	4,091,228
59,814	Kinetik Holdings, Inc.	1,779,466
473,109	MPLX LP	16,383,765
231,548	ONEOK, Inc.	15,154,817
453,160	Targa Resources Corp.	33,579,156
559,567	The Williams Cos., Inc.	16,842,967
448,329	Western Midstream Partners LP	11,661,037

		119,879,972

Marketing | Wholesale – 2.7%
362,293	Gibson Energy, Inc.	6,088,222
83,318	Sunoco LP	3,789,302

		9,877,524

Other* – 0.3%
94,901	NextDecade Corp.	670,001
72,222	Tidewater Renewables Ltd.	569,519

		1,239,520

Other | Liquefaction – 9.1%
208,241	Cheniere Energy, Inc.	32,764,639
404,540	Tellurian, Inc.*	602,765

		33,367,404

Pipeline Transportation | Natural Gas – 28.1%
404,778	DTE Midstream, Inc.	20,319,856
2,111,537	Energy Transfer LP	26,732,059
706,276	Enterprise Products Partners LP	18,031,226
743,414	Equitrans Midstream Corp.	4,482,786
490,049	Keyera Corp.	10,813,760
604,905	Kinder Morgan, Inc.	10,319,679
307,079	TC Energy Corp.	12,222,397

		102,921,763

Pipeline Transportation | Petroleum – 22.4%
833,624	Enbridge, Inc.	31,273,882
143,610	Magellan Midstream Partners LP	7,634,308
37,530	NuStar Energy LP	585,843
526,471	Pembina Pipeline Corp.	17,285,380
1,821,394	Plains GP Holdings LP Class A	25,335,591

		82,115,004

Power Generation – 1.3%
30,503	Sempra Energy	4,574,230

Production + Mining | Hydrocarbon – 2.3%
10,518	Chesapeake Energy Corp.	849,960

Shares	Description	Value

Common Stocks† – (continued)
Production + Mining | Hydrocarbon – (continued)
23,764	ConocoPhillips	$ 2,456,009
15,036	Devon Energy Corp.	810,741
104,494	Marathon Oil Corp.	2,628,024
38,673	Ovintiv, Inc.	1,654,044

		8,398,778

TOTAL COMMON STOCKS (Cost $218,028,297)		$362,374,195

Units	Expiration Date	Strike Price	Value

Warrants* – 0.0%
Special Purpose Acquisition Company† –0.0%
Fast Radius, Inc. Private
80,510	02/11/28	$11.500	$ 24
(Cost $120,765)

Shares	Description	Value

Exchange Traded Funds† –0.7%
30,531	ClearBridge Energy Midstream Opportunity Fund, Inc.	$ 912,877
25,745	ClearBridge MLP & Midstream Fund, Inc.	884,340
22,719	ClearBridge MLP & Midstream Total Return Fund, Inc.	677,708

		2,474,925

TOTAL EXCHANGE TRADED FUNDS (Cost $2,550,690)		$ 2,474,925

TOTAL INVESTMENTS – 99.6% (Cost $220,699,752)		$364,849,144

OTHER ASSETS IN EXCESSS OF OTHER LIABILITIES – 0.4%		1,313,405

NET ASSETS – 100.0%		$366,162,549

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

ADDITIONAL INFORMATION (UNAUDITED)

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
MLP	— Master Limited Partnership

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Shares class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market’s Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Special Purpose Acquisition Companies — The Fund may invest in stock of, warrants to purchase stock of, and other interests in, special purpose acquisition companies or similar special purpose entities that pool funds to seek potential merger and acquisition opportunities (collectively, “SPACs”). SPACs are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC’s initial public offering. Stock purchased in a SPAC’s initial public offering are valued the same as other equity securities as noted above. Certain private SPAC investments (e.g. “founder shares” and private warrants), however, may be subject to forfeiture or expire worthless if certain events do not take place. A Probability Value Adjustment (PVA) is applied to such securities until such contingencies have been satisfied. An LVA may also be applied to securities which are subject to externally imposed and legally enforceable trading restrictions. Such positions are generally classified as Level 3. The Fund may also enter into an unfunded commitment to purchase securities in a PIPE transaction and will satisfy the commitment if and when the SPAC completes its merger or acquisition. The Fund may purchase securities in a SPAC PIPE transaction only upon such contingencies being satisfied. Such investments are valued similar to founder shares mentioned above and are generally classified as Level 3.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2023:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Europe	$6,646,825	$68,729,422	$—
North America	187,988,276	—	—
South America	1,125,336	—	—
Exchange Traded Funds	1,339,252	—	—
Securities Lending Reinvestment Vehicle	510,442	—	—
Warrants	—	28	—
Investment Company	1,362,368	—	—

Total	$198,972,499	$68,729,450	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$362,374,195	$—	$—
Exchange Traded Funds	2,474,925	—	—
Warrants	—	24	—

Total	$364,849,120	$24	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The undefineds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — The Funds’ investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Funds’ investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. A sharp rise in interest rates or an economic downturn could cause an issuer to abruptly reduce or eliminate its dividend. This may limit the ability of a Fund to produce current income.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on aFund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Geographic and Sector Risk — The Funds focus their investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

adversely affect Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act of 1933, as amended, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Funds’ use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Special Purpose Acquisition Companies Risk — The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities that pool funds to seek potential acquisition opportunities. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, in a predetermined time frame (typically 18-24 months) the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other purposes; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders, or an attractive acquisition target may become scarce if the number of SPACs seeking to acquire operating businesses increases, which could negatively impact the value of SPAC shares held by the Fund; (v) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible, and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (vi) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled;

GOLDMAN SACHS ENERGY FUNDS

Schedule of Investments (continued)

February 28, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

(vii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (viii) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (ix) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Tax Risks — Tax risks associated with investments in the Funds include but are not limited to the following:

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase a Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.